Equity instruments (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes Equity Instruments Other Financial Assets At Fair Value Through Profit Or Loss [Abstract]
Balance at beginning of year	R$ 42,455	R$ 573,664	R$ 902,794
Net additions (disposals)	(1,586)	(531,209)	(318,307)
Valuation adjustments	(7,501)		(10,823)
Balance at end of year	R$ 33,368	R$ 42,455	R$ 573,664